Share Capital (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Stated value	$ 154,895	$ 153,706
Common shares [Member]
Disclosure of classes of share capital [line items]
Number of shares	74,252,460	74,252,460
Stated value	$ 26,580	$ 26,580
Voting Participating Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares	7,034,444	7,034,444
Stated value	$ 48,246	$ 48,246
Non-Voting Participating Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares	38,477,137	38,431,311
Stated value	$ 80,059	$ 78,870
Director Voting Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares	1,000	1,000
Stated value	$ 10	$ 10